Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 91,174	$ 12,491	¥ 77,502	¥ 340,860
Related to Accelerated Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	0		(1,905)	(64,660)
Related to Modification of Exercise Price of Share Options on Modification Day
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses				12,793
Related to Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 91,174		¥ 79,407	¥ 392,727